SEGMENT REPORTING (Details) $ in Thousands		3 Months Ended									6 Months Ended		12 Months Ended
	Jan. 07, 2021 loan	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2021 USD ($) segment loan	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) loan segment	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($)	Aug. 16, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment											2		2
Revenues:
Rental and other property income		$ 75,302			$ 60,103						$ 152,232	$ 128,539	$ 261,530	$ 393,224	$ 429,636
Interest income		16,460			7,193						28,413	12,764	29,393	20,132	1,640
Total revenues		91,762	$ 76,978	$ 72,642	67,296	$ 74,007	$ 93,088	$ 105,479	$ 105,529	$ 109,260	180,645	141,303	290,923	413,356	431,276
Operating expenses:
General and administrative					3,020							5,902	15,385	13,729	14,127
Property operating					4,811							11,676	23,399	33,462	30,267
Real estate tax		7,706			6,748						19,925	13,726	27,691	32,196	37,898
Expense reimbursements to related parties		3,210			3,057						5,871	5,235
Management fees		11,755			9,750						23,332	19,600
Management and advisory fees and expenses													44,743	42,339	43,399
Transaction-related		27			125						31	250	905	2,278	2,601
Depreciation and amortization		24,647			19,696						50,385	40,519	80,973	107,867	140,979
Real estate impairment		77			3,831						4,377	15,507	16,737	72,939	32,975
Provision for credit losses		123			7,905						691	25,682	68,356	0	0
Total operating expenses		62,506			58,943						134,120	138,097	278,189	304,810	302,246
Gain on disposition of real estate and condominium developments, net		46,469			3,791						46,469	16,901	27,518	180,666	6,299
Merger-related expenses, net													(2,193)	0	0
Merger termination fee income													7,380	0	0
Operating income		75,725			12,144						92,994	20,107	45,439	289,212	135,329
Other expense:
Interest expense and other, net					(15,520)							(31,276)
Loss on extinguishment of debt		(1,478)			(370)						(1,478)	(4,752)	(4,841)	(7,227)	(46)
Net income (loss)		57,787	(11,776)	$ 4,179	(3,746)	$ (12,175)	162,590	2,573	9,006	8,851	55,034	(15,921)	(23,518)	183,020	37,412
Segment net income (loss) attributable to non-controlling interest													0	121	134
Net income attributable to the Company							162,568	$ 2,541	$ 8,973	$ 8,817			(23,518)	182,899	37,278
Assets		4,849,162	4,459,609				3,668,623				4,849,162		4,459,609	$ 3,668,623
Mezzanine Loans
Revenues:
Interest income		7,200									12,800
Operating expenses:
Provision for credit losses											$ 13,000		$ 70,400
Other expense:
Number of Loans | loan	8										8		4	8
Operating Segments
Revenues:
Rental and other property income		75,302			60,103						$ 152,232	128,539	$ 261,530	$ 393,224	429,636
Interest income		16,460			7,193						28,413	12,764	29,393	20,132	1,640
Total revenues		91,762			67,296						180,645	141,303	290,923	413,356	431,276
Operating expenses:
General and administrative		3,605			3,020						8,033	5,902	15,385	13,729	14,127
Property operating		11,356			4,811						21,475	11,676	23,399	33,462	30,267
Real estate tax		7,706			6,748						19,925	13,726	27,691	32,196	37,898
Expense reimbursements to related parties		3,210			3,057						5,871	5,235
Management fees		11,755			9,750						23,332	19,600
Management and advisory fees and expenses													44,743	42,339	43,399
Transaction-related		27			125						31	250	905	2,278	2,601
Depreciation and amortization		24,647			19,696						50,385	40,519	80,973	107,867	140,979
Real estate impairment		77			3,831						4,377	15,507	16,737	72,939	32,975
Provision for credit losses		123			7,905						691	25,682	68,356
Total operating expenses		62,506			58,943						134,120	138,097	278,189	304,810	302,246
Gain on disposition of real estate and condominium developments, net		46,469			3,791						46,469	16,901	27,518	180,666	6,299
Merger-related expenses, net					0								(2,193)
Merger termination fee income					0								7,380
Operating income		75,725			12,144						92,994	20,107	45,439	289,212	135,329
Other expense:
Interest expense and other, net		(16,460)			(15,520)						(36,482)	(31,276)	(64,116)	(98,965)	(97,871)
Loss on extinguishment of debt		(1,478)			(370)						(1,478)	(4,752)	(4,841)	(7,227)	(46)
Net income (loss)		57,787			(3,746)						55,034	(15,921)		183,020	37,412
Segment net income (loss) attributable to non-controlling interest													(23,518)	121	134
Net income attributable to the Company														182,899	37,278
Assets		4,849,162	4,459,609		3,664,335		3,668,623				4,849,162	3,664,335	4,459,609	3,668,623	4,617,371	$ 4,849,162
Operating Segments | Real Estate
Revenues:
Rental and other property income		75,203			60,103						151,998	128,539	261,530	393,224	429,636
Interest income		0			0						0	0	0	0	0
Total revenues		75,203			60,103						151,998	128,539	261,530	393,224	429,636
Operating expenses:
General and administrative		55			55						119	117	291	428	502
Property operating		7,613			4,811						14,742	11,676	23,399	33,462	30,267
Real estate tax		7,196			6,748						15,065	13,726	27,691	32,196	37,898
Expense reimbursements to related parties					0						0	0
Management fees		8,533			8,042						17,864	17,523
Management and advisory fees and expenses													32,164	35,557	38,032
Transaction-related		27			120						31	245	346	288	85
Depreciation and amortization		24,647			19,696						50,385	40,519	80,973	107,867	140,979
Real estate impairment		77			3,831						4,377	15,507	16,737	72,939	32,975
Provision for credit losses		0			0						0	0	0
Total operating expenses		48,148			43,303						102,583	99,313	181,601	282,737	280,738
Gain on disposition of real estate and condominium developments, net		44,976			3,791						44,976	16,901	27,518	180,666	6,299
Merger-related expenses, net					0								0
Merger termination fee income					0								0
Operating income		72,031			20,591						94,391	46,127	107,447	291,153	155,197
Other expense:
Interest expense and other, net		(3,713)			(5,560)						(7,829)	(11,895)	(21,380)	(45,606)	(49,458)
Loss on extinguishment of debt		(1,372)			(12)						(1,372)	(4,394)	(4,394)	(6,482)	(46)
Net income (loss)		66,946			15,019						85,190	29,838		239,065	105,693
Segment net income (loss) attributable to non-controlling interest													81,673	121	134
Net income attributable to the Company														238,944	105,559
Assets		3,089,744	3,405,590		2,712,707		2,895,609				3,089,744	2,712,707	3,405,590	2,895,609	4,502,999	3,089,744
Operating Segments | Credit
Revenues:
Rental and other property income		0			0						0	0	0	0	0
Interest income		16,460			7,193						28,413	12,764	29,393	20,132	1,640
Total revenues		16,460			7,193						28,413	12,764	29,393	20,132	1,640
Operating expenses:
General and administrative		331			512						713	524	2,080	10	0
Property operating		0			0						0	0	0	0	0
Real estate tax		0			0						0	0	0	0	0
Expense reimbursements to related parties		0			0						0	0
Management fees		3,222			1,708						5,468	2,077
Management and advisory fees and expenses													7,861	1,688	53
Transaction-related		0			5						0	5	9	1,242	1,786
Depreciation and amortization		0			0						0	0	0	0	0
Real estate impairment		0			0						0	0	0	0	0
Provision for credit losses		123			7,905						691	25,682	68,356
Total operating expenses		3,676			10,130						6,872	28,288	78,306	2,940	1,839
Gain on disposition of real estate and condominium developments, net		0			0						0	0	0	0	0
Merger-related expenses, net					0								0
Merger termination fee income					0								0
Operating income		12,784			(2,937)						21,541	(15,524)	(48,913)	17,192	(199)
Other expense:
Interest expense and other, net		(3,341)			(762)						(6,888)	(562)	(5,101)	(19)	0
Loss on extinguishment of debt		0			0						0	0	0	0	0
Net income (loss)		9,443			(3,699)						14,653	(16,086)		17,173	(199)
Segment net income (loss) attributable to non-controlling interest													(54,014)	0	0
Net income attributable to the Company														17,173	(199)
Assets		1,479,061	949,764		708,084		551,805				1,479,061	708,084	949,764	551,805	90,788	1,479,061
Corporate And Reconciling Items | Corporate/Other
Revenues:
Rental and other property income		99			0						234	0	0	0	0
Interest income		0			0						0	0	0	0	0
Total revenues		99			0						234	0	0	0	0
Operating expenses:
General and administrative		3,219			2,453						7,201	5,261	13,014	13,291	13,625
Property operating		3,743			0						6,733	0	0	0	0
Real estate tax		510			0						4,860	0	0	0	0
Expense reimbursements to related parties		3,210			3,057						5,871	5,235
Management fees		0			0						0	0
Management and advisory fees and expenses													4,718	5,094	5,314
Transaction-related		0			0						0	0	550	748	730
Depreciation and amortization		0			0						0	0	0	0	0
Real estate impairment		0			0						0	0	0	0	0
Provision for credit losses		0			0						0	0	0
Total operating expenses		10,682			5,510						24,665	10,496	18,282	19,133	19,669
Gain on disposition of real estate and condominium developments, net		1,493			0						1,493	0	0	0	0
Merger-related expenses, net					0								(2,193)
Merger termination fee income					0								7,380
Operating income		(9,090)			(5,510)						(22,938)	(10,496)	(13,095)	(19,133)	(19,669)
Other expense:
Interest expense and other, net		(9,406)			(9,198)						(21,765)	(18,819)	(37,635)	(53,340)	(48,413)
Loss on extinguishment of debt		(106)			(358)						(106)	(358)	(447)	(745)	0
Net income (loss)		(18,602)			(15,066)						(44,809)	(29,673)		(73,218)	(68,082)
Segment net income (loss) attributable to non-controlling interest													(51,177)	0	0
Net income attributable to the Company														(73,218)	(68,082)
Assets		$ 280,357	$ 104,255		$ 243,544		$ 221,209				$ 280,357	$ 243,544	$ 104,255	$ 221,209	$ 23,584	$ 280,357